Business Combination - Additional Information (Detail) - USD ($)		12 Months Ended
	Jun. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2018
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Preferred stock, par value		$ 0.0001
Conversion Of Stock, Conversion Rate	$ 1.134140
Payments to Acquire Businesses, Gross		$ 0	$ 10,685,000	$ 0
Common stock, shares outstanding	152,255,736	152,862,447	13,413,431
Class of Warrant or Right, Outstanding	33,480,000
Common stock, shares authorized		1,000,000,000	129,397,278
Preferred stock, shares authorized		100,000,000
Conversion of Stock, Description	Each whole Warrant entitles the registered holder to purchase one share of the Company’s common stock at a price of $11.50 per share, at any time commencing 30 days after the closing of the Business Combination.
Warrants And Rights Outstanding Expiration Period	5 years
Redemption Trigger Share Price	$ 18.00
Class of Warrant or Right Minimum Notice Period For Redemption	30 days
Class of Warrant or Right Redemption Threshold Consecutive Trading Days	30 days
Warrant liabilities		$ 4,070,000
Public Warrants
Business Acquisition [Line Items]
Class of Warrant or Right, Outstanding	20,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Class of Warrant or Right Redemption Threshold Consecutive Trading Days	20 days
Proceeds from issuance of warrants		27,900,000
Private Placement Warrants
Business Acquisition [Line Items]
Class of Warrant or Right, Outstanding					10,280,000
Class of warrant or right issued during the period	2,500,000
Warrant liabilities		$ 4,100,000
Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding		152,862,447	13,413,431	13,223,672		11,713,491
Old Talkspace
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement		Jan. 12, 2021
Payments for Repurchase of Common Stock	$ 199,300
Conversion of Stock, Shares Converted	109,461,534
Converted Stock, Deemed Value Per Share					$ 10.00
Conversion of Stock, Shares Issued	91,473,779
Conversion of Stock, Shares Options	17,987,755
Conversion Of Stock, Conversion Rate	$ 1.134140
Old Talkspace | Common Stock [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.001
Old Talkspace | Seed Preferred Stock
Business Acquisition [Line Items]
Preferred stock, par value					0.001
Old Talkspace | Seed One Convertible Preferred Stock
Business Acquisition [Line Items]
Preferred stock, par value					0.001
Old Talkspace | Seed Two Convertible Preferred Stock
Business Acquisition [Line Items]
Preferred stock, par value					0.001
Old Talkspace | Series A Preferred Stock
Business Acquisition [Line Items]
Preferred stock, par value					0.001
Old Talkspace | Series B Preferred Stock
Business Acquisition [Line Items]
Preferred stock, par value					0.001
Old Talkspace | Series C Preferred Stock
Business Acquisition [Line Items]
Preferred stock, par value					0.001
Old Talkspace | Preferred D stock
Business Acquisition [Line Items]
Preferred stock, par value					0.001
Talkspace | Common Stock [Member]
Business Acquisition [Line Items]
Common stock, par value					$ 0.0001
Pipe Investors | Subscription Agreement
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	30,000,000
Shares Issued, Price Per Share	$ 10.00
Payments to Acquire Businesses, Gross	$ 300,000.0
Hec Master Fund Lp | Forward Contracts
Business Acquisition [Line Items]
Redemption Amount From Forward Purchase	25,000.0
Hec Master Fund Lp | Forward Contracts | Private Placement
Business Acquisition [Line Items]
Forward Purchase Amount	$ 25,000.0
Hec Master Fund Lp | Common Class A
Business Acquisition [Line Items]
Redemption of Stock	25,968,043
Hec Master Fund Lp | Common Class A | Forward Contracts
Business Acquisition [Line Items]
Common stock, par value	$ 10.00
Forward Purchase Unit	2,500,000